Subsequent Events (Detail) - Pro Forma Balance Sheet (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009	Dec. 22, 2009	Dec. 31, 2008
ASSETS
Cash	$ 1,222,955	$ 145,478	$ 597,296	$ 1,577,314		$ 2,569,129		$ 9,920,801
All other assets	3,611,372
Total assets	4,834,327	3,030,429		4,562,841
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	8,614,916	14,588,955		8,644,044
Long-term liabilities	6,952,945
Total liabilities	15,567,861	24,873,572		19,900,092
Common stock	422,735	164,108		161,858	2,775,300
Additional paid-in capital	54,385,943	31,495,593		29,692,324
Treasury stock	(1,679,234)	(1,679,234)		(1,679,234)			(594,687)
Accumulated deficit	(63,862,978)	(59,788,610)		(51,477,199)
Total stockholders' deficit	(10,733,534)	(21,843,143)		(15,337,251)		(9,887,785)		(1,764,361)
Total liabilities and stockholders' deficit	4,834,327	3,030,429		4,562,841
Scenario, Adjustment [Member]
ASSETS
Cash	4,530,480
Total assets	4,530,480
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	(989,520)
Total liabilities	(989,520)
Common stock	54,545
Additional paid-in capital	5,465,455
Total stockholders' deficit	5,520,000
Total liabilities and stockholders' deficit	4,530,480
Pro Forma [Member]
ASSETS
Cash	5,753,435
All other assets	3,611,372
Total assets	9,364,807
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities	7,625,396
Long-term liabilities	6,952,945
Total liabilities	14,578,341
Common stock	477,280
Additional paid-in capital	59,851,398
Treasury stock	(1,679,234)
Accumulated deficit	(63,862,978)
Total stockholders' deficit	(5,213,534)
Total liabilities and stockholders' deficit	$ 9,364,807